Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions:
Schedule of information about key management personnel

	2019	2018

Short-term benefits	$2,384	$1,810
DSU plan expense	1,613	512
Stock option plan expense	1,868	626
	$5,865	$2,948